T. ROWE PRICE Diversified Mid-Cap Growth Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.1%
COMMUNICATION SERVICES  3.8%
Entertainment  0.9%
ROBLOX, Class A (1) 314,900 13,938
Spotify Technology (1) 14,450 5,325
Take-Two Interactive Software (1) 15,653 2,406
21,669
Interactive Media & Services  0.9%
Pinterest, Class A (1) 547,500 17,722
Reddit, Class A (1) 54,636 3,602
21,324
Media  2.0%
Omnicom Group  73,000 7,547
Trade Desk, Class A (1) 390,908 42,863
50,410
Total Communication Services 93,403
CONSUMER DISCRETIONARY  14.1%
Broadline Retail  1.3%
Coupang (1) 1,100,900 27,027
Ollie's Bargain Outlet Holdings (1) 51,400 4,996
32,023
Distributors  0.4%
Pool  23,300 8,779
8,779
Diversified Consumer Services  0.6%
Bright Horizons Family Solutions (1) 34,200 4,792
Duolingo (1) 28,600 8,066
Service Corp. International  40,412 3,190
16,048
Hotels, Restaurants & Leisure  6.1%
Cava Group (1) 77,200 9,561
Churchill Downs  75,000 10,141
Darden Restaurants  48,637 7,983
Domino's Pizza  11,800 5,076
DoorDash, Class A (1) 21,800 3,112
DraftKings, Class A (1) 403,680 15,824
Hilton Worldwide Holdings  124,990 28,810
Hyatt Hotels, Class A (2) 22,700 3,455
Light & Wonder (1) 73,500 6,669

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Planet Fitness, Class A (1) 42,900 3,484
Royal Caribbean Cruises  142,500 25,274
Viking Holdings (1) 140,531 4,903
Wingstop  34,200 14,230
Yum! Brands  94,800 13,244
151,766
Household Durables  0.4%
NVR (1) 894 8,772
TopBuild (1) 5,500 2,237
11,009
Specialty Retail  4.4%
AutoZone (1) 1,051 3,311
Bath & Body Works  64,600 2,062
Burlington Stores (1) 78,748 20,749
Carvana (1) 47,900 8,340
Dick's Sporting Goods  11,100 2,317
Floor & Decor Holdings, Class A (1) 27,700 3,439
RH (1) 8,200 2,742
Ross Stores  181,300 27,287
Tractor Supply  91,200 26,533
Ulta Beauty (1) 26,395 10,271
Williams-Sonoma  23,400 3,625
110,676
Textiles, Apparel & Luxury Goods  0.9%
Deckers Outdoor (1) 32,100 5,118
On Holding, Class A (1)(2) 203,300 10,196
Skechers USA, Class A (1) 91,500 6,123
21,437
Total Consumer Discretionary 351,738
CONSUMER STAPLES  2.4%
Beverages  0.7%
Brown-Forman, Class B  165,992 8,167
Celsius Holdings (1) 159,846 5,013
Constellation Brands, Class A  14,100 3,633
16,813
Consumer Staples Distribution & Retail  1.2%
BJ's Wholesale Club Holdings (1) 60,874 5,021
Casey's General Stores  28,089 10,553
Performance Food Group (1) 76,950 6,030
U.S. Foods Holding (1) 136,400 8,389
29,993

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  0.2%
Freshpet (1) 32,600 4,459
4,459
Personal Care Products  0.3%
elf Beauty (1) 72,850 7,943
7,943
Total Consumer Staples 59,208
ENERGY  3.8%
Energy Equipment & Services  0.2%
Halliburton  69,822 2,028
Noble  61,800 2,234
4,262
Oil, Gas & Consumable Fuels  3.6%
Cheniere Energy  101,700 18,290
Chesapeake Energy  42,500 3,496
Coterra Energy  84,300 2,019
Diamondback Energy  33,600 5,793
Magnolia Oil & Gas, Class A  131,200 3,204
Matador Resources  58,700 2,901
Permian Resources  487,300 6,632
Targa Resources  216,800 32,088
Viper Energy  324,589 14,642
89,065
Total Energy 93,327
FINANCIALS  12.5%
Banks  1.5%
NU Holdings, Class A (1) 2,740,700 37,411
37,411
Capital Markets  6.5%
Ameriprise Financial  86,000 40,404
Ares Management, Class A  158,500 24,701
Blue Owl Capital (2) 324,300 6,278
Cboe Global Markets  17,393 3,563
Coinbase Global, Class A (1) 124,550 22,191
FactSet Research Systems  5,500 2,529
LPL Financial Holdings  67,010 15,589
Morningstar  13,954 4,453
MSCI  32,576 18,989
Robinhood Markets, Class A (1) 164,500 3,853
StepStone Group, Class A  113,500 6,450

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
TPG  66,120 3,806
Tradeweb Markets, Class A  77,751 9,615
162,421
Financial Services  2.1%
Block (1) 189,850 12,745
Corebridge Financial  163,900 4,779
Corpay (1) 46,208 14,452
Mr Cooper Group (1) 29,600 2,728
Shift4 Payments, Class A (1)(2) 35,300 3,128
Toast, Class A (1)(2) 331,000 9,371
WEX (1) 18,000 3,775
50,978
Insurance  2.4%
Allstate  55,800 10,583
Arch Capital Group (1) 93,500 10,461
Arthur J Gallagher  17,300 4,868
Brown & Brown  127,600 13,219
Hartford Financial Services Group  31,100 3,658
Kinsale Capital Group  23,400 10,894
Ryan Specialty Holdings  93,379 6,199
59,882
Total Financials 310,692
HEALTH CARE  15.0%
Biotechnology  4.3%
Alkermes (1) 71,000 1,987
Alnylam Pharmaceuticals (1) 93,280 25,655
Argenx, ADR (1) 14,667 7,951
Ascendis Pharma, ADR (1) 19,960 2,980
Avidity Biosciences (1) 56,500 2,595
BeiGene, ADR (1)(2) 11,700 2,627
BioNTech, ADR (1) 16,728 1,987
Blueprint Medicines (1) 20,750 1,919
Exact Sciences (1)(2) 85,918 5,853
Insmed (1) 39,200 2,862
Krystal Biotech (1) 12,100 2,202
Legend Biotech, ADR (1) 59,100 2,880
Madrigal Pharmaceuticals (1) 9,700 2,058
Natera (1) 107,900 13,698
Neurocrine Biosciences (1) 100,022 11,524
REVOLUTION Medicines (1) 51,400 2,331
Sarepta Therapeutics (1) 79,700 9,954
United Therapeutics (1) 7,100 2,544

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Vaxcyte (1) 32,000 3,657
107,264
Health Care Equipment & Supplies  4.3%
Alcon (2) 25,100 2,512
Dexcom (1) 345,200 23,142
Globus Medical, Class A (1) 45,500 3,255
IDEXX Laboratories (1) 66,000 33,344
Inspire Medical Systems (1) 16,100 3,398
Insulet (1) 45,806 10,661
Lantheus Holdings (1) 51,100 5,608
Masimo (1) 19,800 2,640
Penumbra (1) 29,003 5,636
ResMed  42,620 10,404
STERIS  14,800 3,590
TransMedics Group (1)(2) 15,100 2,371
106,561
Health Care Providers & Services  4.0%
Cardinal Health  146,625 16,205
Cencora  184,900 41,617
Chemed  10,800 6,491
Encompass Health  86,400 8,350
Molina Healthcare (1) 29,209 10,064
Quest Diagnostics  15,000 2,329
Tenet Healthcare (1) 80,700 13,412
98,468
Health Care Technology  0.8%
Veeva Systems, Class A (1) 91,095 19,118
19,118
Life Sciences Tools & Services  1.6%
Agilent Technologies  18,118 2,690
Bio-Rad Laboratories, Class A (1) 6,211 2,078
Bio-Techne  42,200 3,373
Bruker  47,400 3,274
ICON (1) 19,200 5,516
IQVIA Holdings (1) 22,000 5,213
Medpace Holdings (1) 21,650 7,227
Mettler-Toledo International (1) 2,375 3,562
Repligen (1) 23,404 3,483
West Pharmaceutical Services  11,739 3,524
39,940
Total Health Care 371,351

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  17.8%
Aerospace & Defense  3.1%
Axon Enterprise (1) 67,300 26,893
BWX Technologies  31,800 3,457
HEICO (2) 81,100 21,206
Howmet Aerospace  130,300 13,063
L3Harris Technologies  20,600 4,900
Loar Holdings (1)(2) 84,800 6,325
75,844
Building Products  1.1%
Advanced Drainage Systems  38,700 6,082
Carlisle  8,500 3,823
Lennox International  23,250 14,050
Trex (1) 50,000 3,329
27,284
Commercial Services & Supplies  1.3%
Clean Harbors (1) 38,900 9,403
Copart (1) 61,926 3,245
RB Global  70,300 5,658
Republic Services  16,200 3,254
Rollins  83,793 4,238
Waste Connections  31,575 5,646
31,444
Construction & Engineering  1.3%
API Group (1) 99,400 3,282
Comfort Systems USA  33,728 13,166
Quanta Services  41,114 12,258
WillScot Holdings (1) 95,300 3,583
32,289
Electrical Equipment  1.9%
AMETEK  34,637 5,948
GE Vernova (1) 14,000 3,570
Hubbell  12,600 5,397
nVent Electric  27,500 1,932
Rockwell Automation  8,062 2,164
Vertiv Holdings, Class A  289,900 28,842
47,853
Ground Transportation  2.3%
Norfolk Southern  12,500 3,106
Old Dominion Freight Line  184,734 36,695
Saia (1) 19,800 8,658

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
XPO (1) 72,000 7,741
56,200
Machinery  0.7%
Esab  75,378 8,013
RBC Bearings (1) 12,873 3,854
Toro  37,947 3,291
Westinghouse Air Brake Technologies  17,800 3,236
18,394
Professional Services  4.4%
Booz Allen Hamilton Holding  117,070 19,054
Broadridge Financial Solutions  76,246 16,395
Equifax  25,500 7,493
FTI Consulting (1) 17,492 3,981
KBR  68,700 4,475
Paychex  93,400 12,533
Paylocity Holding (1) 42,800 7,061
Verisk Analytics  137,300 36,791
Verra Mobility (1) 99,400 2,764
110,547
Trading Companies & Distributors  1.7%
Fastenal  302,100 21,576
Ferguson Enterprises  17,900 3,554
FTAI Aviation  20,400 2,711
SiteOne Landscape Supply (1) 16,504 2,491
United Rentals  10,400 8,421
Watsco  7,200 3,542
42,295
Total Industrials & Business Services 442,150
INFORMATION TECHNOLOGY  24.4%
Communications Equipment  0.1%
Ciena (1) 39,700 2,445
2,445
Electronic Equipment, Instruments & Components  1.1%
CDW  63,278 14,320
Celestica (1)(2) 74,400 3,803
Keysight Technologies (1) 14,600 2,321
TE Connectivity  22,600 3,412
Zebra Technologies, Class A (1) 10,400 3,851
27,707
IT Services  4.1%
Cloudflare, Class A (1) 284,000 22,973

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Gartner (1) 65,906 33,399
Globant (1) 10,798 2,139
GoDaddy, Class A (1) 167,600 26,276
MongoDB (1) 60,555 16,371
101,158
Semiconductors & Semiconductor Equipment  4.0%
Enphase Energy (1) 66,800 7,550
Entegris  141,739 15,950
First Solar (1) 11,760 2,933
Lattice Semiconductor (1) 99,179 5,263
Microchip Technology  46,368 3,723
MKS Instruments  17,400 1,892
Monolithic Power Systems  39,650 36,656
ON Semiconductor (1) 43,438 3,154
Onto Innovation (1) 30,125 6,253
Teradyne  115,850 15,516
98,890
Software  14.3%
Appfolio, Class A (1) 23,900 5,626
AppLovin, Class A (1) 266,241 34,758
Bentley Systems, Class B  113,157 5,749
Braze, Class A (1) 59,400 1,921
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $1,936 (1)(3)
(4) 1,136 1,262
Confluent, Class A (1) 92,152 1,878
CyberArk Software (1) 21,400 6,240
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (1)(3)(4) 52,161 4,557
Datadog, Class A (1) 290,246 33,396
Descartes Systems Group (1) 53,900 5,550
DocuSign (1) 178,900 11,108
Dynatrace (1) 189,773 10,147
Elastic (1) 59,700 4,583
Fair Isaac (1) 16,923 32,890
Fortinet (1) 34,200 2,652
Guidewire Software (1) 42,100 7,702
HubSpot (1) 46,449 24,692
Manhattan Associates (1) 66,175 18,620
Monday.com (1) 21,125 5,868
Nutanix, Class A (1) 133,400 7,904
Palantir Technologies, Class A (1) 1,634,006 60,785
Procore Technologies (1) 54,270 3,350
PTC (1) 62,734 11,333

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Samsara, Class A (1) 216,423 10,414
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (1)(3)(4) 117,787 1,143
Socure, Acquisition Date: 12/22/21, Cost $432 (1)(3)(4) 26,874 112
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1)(3)(4) 48,005 252
Tyler Technologies (1) 30,994 18,092
Workiva (1) 26,500 2,097
Zeta Global Holdings, Class A (1) 84,000 2,506
Zscaler (1) 102,001 17,436
354,623
Technology Hardware, Storage & Peripherals  0.8%
Pure Storage, Class A (1) 215,600 10,832
Super Micro Computer (1) 24,225 10,087
20,919
Total Information Technology 605,742
MATERIALS  1.1%
Chemicals  0.1%
RPM International  26,273 3,179
3,179
Construction Materials  0.5%
Vulcan Materials  50,300 12,597
12,597
Containers & Packaging  0.2%
Avery Dennison  27,500 6,071
6,071
Metals & Mining  0.1%
Steel Dynamics  27,100 3,417
3,417
Paper & Forest Products  0.2%
Louisiana-Pacific  39,300 4,223
4,223
Total Materials 29,487
REAL ESTATE  2.5%
Industrial Real Estate Investment Trusts  0.3%
Lineage, REIT  43,571 3,415
Rexford Industrial Realty, REIT  43,300 2,179
Terreno Realty, REIT  34,600 2,312
7,906
Real Estate Management & Development  0.2%
CoStar Group (1) 48,300 3,644

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FirstService  13,000 2,372
6,016
Residential Real Estate Investment Trusts  0.1%
Equity LifeStyle Properties, REIT  42,100 3,003
3,003
Retail Real Estate Investment Trusts  0.5%
Simon Property Group, REIT  70,900 11,983
11,983
Specialized Real Estate Investment Trusts  1.4%
CubeSmart, REIT  79,800 4,296
Iron Mountain, REIT  166,400 19,773
Lamar Advertising, Class A, REIT  87,120 11,639
35,708
Total Real Estate 64,616
UTILITIES  1.7%
Independent Power & Renewable Electricity
Producers  1.7%
Vistra  364,600 43,220
Total Utilities 43,220
Total Common Stocks (Cost $1,777,023) 2,464,934
CONVERTIBLE PREFERRED STOCKS  0.7%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $1,626 (1)(3)(4) 200,815 731
Total Health Care 731
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (1)(3)(4) 68 76
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (1)(3)(4) 3 3
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (1)(3)(4) 108,447 9,475
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (1)
(3)(4) 13,101 1,145
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (1)
(3)(4) 30,282 2,646
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (1)
(3)(4) 79,458 332
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4) 49,017 1,114

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Snyk, Series F, Acquisition Date: 9/3/21, Cost $2,816 (1)(3)(4) 197,401 1,915
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (1)(3)
(4) 32,662 136
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (1)
(3)(4) 26,807 111
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (1)(3)(4) 485 2
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (1)(3)
(4) 62,133 258
Tanium, Series G, 1/2/24, Acquisition Date: 8/26/15,
Cost $985 (1)(3)(4) 198,465 1,044
Total Information Technology 18,257
Total Convertible Preferred Stocks (Cost $17,165) 18,988
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 1,842,709 1,843
Total Short-Term Investments (Cost $1,843) 1,843
SECURITIES LENDING COLLATERAL  1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.97% (5)(6) 47,358,032 47,358
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 47,358
Total Securities Lending Collateral (Cost $47,358) 47,358
Total Investments in Securities  101.8%
(Cost $1,843,389) $ 2,533,123
Other Assets Less Liabilities (1.8)% (45,090)
Net Assets 100.0% $ 2,488,033
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) Level 3 in fair value hierarchy.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $26,314 and represents 1.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 74++
Totals $ —# $ — $ 74+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 34,841  ¤  ¤ $ 49,201
Total $ 49,201^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $74 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $49,201.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Diversified Mid-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $2,456,000 for the period ended September 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,457,608 $ — $ 7,326 $ 2,464,934
Convertible Preferred Stocks — — 18,988 18,988
Short-Term Investments 1,843 — — 1,843
Securities Lending Collateral 47,358 — — 47,358
Total $ 2,506,809 $ — $ 26,314 $ 2,533,123

T. ROWE PRICE Diversified Mid-Cap Growth Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F149-054Q3 09/24
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 6,647 $ 679 $ 7,326
Convertible Preferred Stocks 17,211 1,777 18,988
Total $ 23,858 $ 2,456 $ 26,314